Prepayments and other current assets	12 Months Ended
Dec. 31, 2021
Prepayments and other current assets

5 Prepayments and other current assets

Prepayment and other current assets mainly represent deposits paid for purchases and services, rental and utilities deposits, and prepaid expenses.

	December 31,
	2021	2020
	US$’000	US$’000

Deposits paid	243	838
Prepayments	104	168
Other receivables	222	250
Other tax recoverable	3	258

	572	1,514

ZHEJIANG TIANLAN
Prepayments and other current assets

5 Prepayments and other current assets

Prepayments and other current assets mainly represent deposits paid for bidding projects, purchases, services and finance leases and prepaid expenses.

	December 31,
	2021	2020
	RMB’000	RMB’000

Prepayments	22,717	16,632
Deposits paid for bidding projects and temporary payments	7,030	10,448
Other current assets	3,751	1,307

	33,498	28,387